Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Aug. 28, 2024
Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
(the “Fund”)

Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2024,
AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI US 1000 ETF (PRF)
(the “Fund”)